GOODWILL AND INTANGIBLE ASSETS, NET (Details) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2015 RUB	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Aug. 19, 2014 RUB	Aug. 14, 2014 RUB	Dec. 31, 2013 RUB
Goodwill acquired	$ 3.8	RUB 274	RUB 5,728
Goodwill	117.7			RUB 8,581	$ 122.4	RUB 8,920			RUB 2,915
RosTaxi and Agnitum
Goodwill acquired	3.8	RUB 274
Auto Ru
Goodwill	$ 67.0						RUB 4,885	RUB 4,885
Previously Reported | Auto Ru
Goodwill							RUB 5,168	RUB 5,168